Stock-Based Compensation, RSU Activity (Q3) (Details)	9 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Stock-Based Compensation [Abstract]
Number of shares of common stock received with an RSU (in shares)	1
Unamortized Stock Compensation Expense [Abstract]
Unamortized stock compensation expense | $	$ 444,667
RSUs [Member]
Number of RSUs [Roll Forward]
RSUs outstanding, beginning balance (in shares)	0
Granted (in shares)	601,394
Released (in shares)	0
Forfeited (in shares)	0
RSUs outstanding, ending balance (in shares)	601,394
Weighted Average Grant Price [Roll Forward]
RSUs outstanding, beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per shares)) | $ / shares	0.85
Released (in dollars per share) | $ / shares	0
Forfeited (in dollars per share)) | $ / shares	0
RSUs outstanding, ending balance (in dollars per share) | $ / shares	$ 0.85
Unamortized Stock Compensation Expense [Abstract]
Period for recognition	10 months 13 days